Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Information [Abstract]
Schedule of Segment Net Loss from Continuing Operation	Segment assets are reported on the balance sheet as total assets.

	Three Months Ended
	March 31,
	2026	2025
Operating Expenses:
Bank service charges	$356	$140
Office supplies	4,021	4,770
Payroll and related costs	114,107	109,541
Director compensation	25,000	25,000
Rent expense	3,750	3,450
Insurance	8,740	12,054
Filing fees	7,339	-
Travel expense	8,245	5,691
Professional fees	108,440	38,253
Consulting expense	17,006	214
Taxes and licenses	384	447
Stock based compensation	-	34,793
Financing costs	35,000	-
	332,388	234,353
Other expenses:
Interest expense	3,000	10,397
	3,000	10,397

Segment loss	$(335,388)	$(244,750)

Adjustments and reconciling items	-	-
Net loss from continuing operations	$(335,388)	$(244,750)

	March 31, 2026	December 31, 2025
Other segment disclosures:
Segment assets	$9,896,032	$337,937
Segment assets are reported on the balance sheet as total assets, including assets of discontinued operations.

	Year Ended December 31,
	2025	2024
Operating Expenses:
Advertising and promotion	$500	$-
Bank service charges	941	1,189
Office supplies	17,119	5,265
Payroll and related costs	433,796	469,048
Director compensation	100,000	100,000
Rent expense	14,000	3,000
Insurance	46,158	19,013
Filing fees	9,170	-
Travel expense	36,044	6,226
Professional fees	389,546	226,897
Consulting expense	51,399	234,000
Taxes and licenses	1,627	1,543
Stock based compensation	1,264,174	139,173
Other expenses	460	-
	2,364,934	1,205,354
Other (income) expenses:
(Gain) on settlement of accounts payable	(4,000)	-
Interest expense	26,548	42,082
	22,548	42,082

Segment loss	$(2,387,482)	$(1,247,436)

Adjustments and reconciling items	-	-
Net loss from continuing operations	$(2,387,482)	$(1,247,436)

	December 31, 2025	December 31, 2024
Other segment disclosures:
Segment assets	$337,937	$47,659